iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Axon Enterprise, Inc.
(a)
..................... 2,549 $ 1,143,787
General Electric Co. ....................... 34,866 11,288,216
12,432,003
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 3,931 702,273
Expeditors International of Washington, Inc. ....... 4,476 707,163
1,409,436
a
Automobile Components  —  0 .0%
Aptiv PLC
(a)
............................. 7,211 489,915
a
Automobiles  —  3 .6%
Rivian Automotive, Inc. , Class A
(a)
.............. 26,452 431,168
Tesla, Inc.
(a)
............................. 93,913 40,926,346
41,357,514
a
Banks  —  1 .1%
Citizens Financial Group, Inc. ................ 14,219 885,275
Fifth Third Bancorp ....................... 30,218 1,508,785
Huntington Bancshares, Inc. ................. 67,540 1,104,954
KeyCorp ............................... 30,837 657,753
PNC Financial Services Group, Inc. (The) ........ 13,415 2,966,325
Regions Financial Corp. .................... 28,508 798,224
Truist Financial Corp. ...................... 41,413 1,996,521
U.S. Bancorp ........................... 51,798 2,841,120
12,758,957
a
Beverages  —  1 .8%
Coca-Cola Co. (The) ...................... 129,265 10,213,228
Keurig Dr Pepper, Inc. ..................... 42,880 1,287,686
Monster Beverage Corp.
(a)
................... 23,658 2,083,797
PepsiCo, Inc. ........................... 45,608 6,576,217
20,160,928
a
Biotechnology  —  1 .6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,426 1,336,563
Amgen, Inc. ............................ 17,988 6,058,179
Biogen, Inc.
(a)
........................... 4,887 957,852
Gilead Sciences, Inc. ...................... 41,419 5,567,956
Incyte Corp.
(a)
........................... 5,645 546,097
Vertex Pharmaceuticals, Inc.
(a)
................ 8,488 3,798,720
18,265,367
a
Broadline Retail  —  0 .4%
eBay, Inc. .............................. 14,202 1,551,852
MercadoLibre, Inc.
(a)
....................... 1,524 2,584,171
4,136,023
a
Building Products  —  0 .8%
Allegion PLC ............................ 2,829 367,968
Carlisle Companies, Inc. .................... 1,364 470,321
Carrier Global Corp. ....................... 25,123 1,604,606
Johnson Controls International PLC ............ 20,424 2,738,042
Lennox International, Inc. ................... 1,045 524,757
Trane Technologies PLC .................... 7,388 3,334,204
9,039,898
a
Capital Markets  —  3 .6%
Ameriprise Financial, Inc. ................... 3,027 1,349,164
Ares Management Corp. , Class A .............. 7,003 899,885
Bank of New York Mellon Corp. (The) ........... 22,928 3,196,851
BlackRock, Inc.
(b)
......................... 4,925 5,155,884
Cboe Global Markets, Inc. ................... 3,468 1,156,786
Charles Schwab Corp. (The) ................. 55,100 4,812,985
Security Shares Value
a
Capital Markets (continued)
Intercontinental Exchange, Inc. ............... 18,898 $ 2,794,069
LPL Financial Holdings, Inc. .................. 2,696 738,084
Moody's Corp. ........................... 5,029 2,279,394
Morgan Stanley .......................... 39,543 8,224,944
Nasdaq, Inc. ............................ 15,193 1,405,656
Northern Trust Corp. ....................... 5,866 970,530
Raymond James Financial, Inc. ............... 5,919 848,844
S&P Global, Inc. ......................... 10,116 4,289,184
State Street Corp. ........................ 9,273 1,443,250
T Rowe Price Group, Inc. ................... 7,269 759,829
40,325,339
a
Chemicals  —  1 .0%
Ecolab, Inc. ............................ 8,490 2,173,440
International Flavors & Fragrances, Inc. .......... 8,311 632,052
Linde PLC ............................. 15,463 7,695,780
PPG Industries, Inc. ....................... 7,426 838,990
11,340,262
a
Commercial Services & Supplies  —  0 .1%
Veralto Corp. ............................ 8,192 673,628
a
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 1,886 723,187
a
Construction & Engineering  —  0 .6%
Comfort Systems USA, Inc. .................. 1,174 2,146,319
EMCOR Group, Inc. ....................... 1,492 1,233,615
Quanta Services, Inc. ...................... 5,007 3,563,632
6,943,566
a
Construction Materials  —  0 .3%
CRH PLC .............................. 22,371 2,433,741
Martin Marietta Materials, Inc. ................ 2,007 1,167,352
3,601,093
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 17,735 5,612,595
Capital One Financial Corp. .................. 19,962 3,751,459
Synchrony Financial ....................... 11,599 828,633
10,192,687
a
Consumer Staples Distribution & Retail  —  1 .7%
Costco Wholesale Corp. .................... 14,804 14,157,361
Dollar General Corp. ...................... 7,386 816,965
Kroger Co. (The) ......................... 18,397 1,143,374
Sysco Corp. ............................ 15,897 1,205,152
Target Corp. ............................ 15,062 1,913,928
19,236,780
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 2,576 409,764
Ball Corp. .............................. 8,438 461,306
International Paper Co. ..................... 16,746 560,489
Smurfit Westrock PLC ..................... 17,335 713,335
2,144,894
a
Distributors  —  0 .0%
Genuine Parts Co. ........................ 4,623 456,290
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 232,991 5,778,177
Comcast Corp. , Class A .................... 119,743 2,978,008
Verizon Communications, Inc. ................ 139,485 6,668,778
15,424,963
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities  —  0 .4%
Edison International ....................... 12,806 $ 895,652
Eversource Energy ....................... 12,455 850,303
Exelon Corp. ............................ 34,133 1,557,830
NRG Energy, Inc. ......................... 6,802 912,012
4,215,797
a
Electrical Equipment  —  1 .4%
Eaton Corp. PLC ......................... 12,947 5,186,568
GE Vernova, Inc. ......................... 8,994 8,709,070
Hubbell, Inc. , Class B ...................... 1,757 832,133
Rockwell Automation, Inc. ................... 3,734 1,684,258
16,412,029
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 5,707 1,930,849
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 33,095 2,114,108
Halliburton Co. .......................... 27,873 1,082,866
SLB Ltd. ............................... 50,092 2,732,519
TechnipFMC PLC ........................ 13,347 913,202
6,842,695
a
Entertainment  —  0 .7%
Electronic Arts, Inc. ....................... 7,516 1,516,128
Walt Disney Co. (The) ..................... 59,115 6,019,680
7,535,808
a
Financial Services  —  3 .2%
Apollo Global Management, Inc. ............... 13,990 1,800,653
Fidelity National Information Services, Inc. ........ 17,164 737,880
Fiserv, Inc.
(a)
............................ 17,815 1,007,616
Mastercard, Inc. , Class A .................... 27,324 13,497,510
PayPal Holdings, Inc. ...................... 28,521 1,276,315
Visa, Inc. , Class A ........................ 56,097 18,307,817
36,627,791
a
Food Products  —  0 .2%
Bunge Global SA ......................... 4,204 518,353
General Mills, Inc. ........................ 17,653 596,848
Hershey Co. (The) ........................ 4,941 958,702
McCormick & Co., Inc. , NVS ................. 8,474 401,414
2,475,317
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,521 933,767
a
Ground Transportation  —  1 .0%
CSX Corp. ............................. 62,067 2,809,152
JB Hunt Transport Services, Inc. .............. 2,547 704,067
Old Dominion Freight Line, Inc. ............... 6,250 1,407,188
Union Pacific Corp. ....................... 19,811 5,203,161
XPO, Inc.
(a)
............................. 3,819 818,221
10,941,789
a
Health Care Equipment & Supplies  —  0 .8%
Cooper Companies, Inc. (The)
(a)
............... 6,560 401,538
Edwards Lifesciences Corp.
(a)
................ 19,234 1,663,164
IDEXX Laboratories, Inc.
(a)
................... 2,649 1,492,791
Insulet Corp.
(a)
........................... 2,318 335,971
STERIS PLC ............................ 3,277 697,116
Stryker Corp. ........................... 11,502 3,509,145
Zimmer Biomet Holdings, Inc. ................ 6,459 531,769
8,631,494
a
Security Shares Value
a
Health Care Providers & Services  —  0 .8%
Cencora, Inc. ........................... 6,169 $ 1,661,682
Cigna Group (The) ........................ 8,798 2,440,565
Elevance Health, Inc. ...................... 7,330 2,882,083
Humana, Inc. ........................... 4,014 1,225,956
Labcorp Holdings, Inc. ..................... 2,766 719,326
Quest Diagnostics, Inc. ..................... 3,674 716,062
9,645,674
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 23,510 4,827,308
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 4,905 855,138
a
Hotels, Restaurants & Leisure  —  1 .9%
Booking Holdings, Inc. ..................... 26,135 4,375,783
Carnival Corp. Ltd. ........................ 42,663 1,197,124
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 43,461 1,384,667
Darden Restaurants, Inc. ................... 3,825 779,956
Domino's Pizza, Inc. ....................... 1,010 313,686
Expedia Group, Inc. ....................... 3,905 881,710
Hilton Worldwide Holdings, Inc. ............... 7,635 2,501,684
Hyatt Hotels Corp. , Class A .................. 1,300 235,768
McDonald's Corp. ........................ 23,706 6,618,715
Royal Caribbean Cruises Ltd. ................ 8,502 2,419,924
Yum! Brands, Inc. ........................ 9,187 1,359,217
22,068,234
a
Household Durables  —  0 .3%
DR Horton, Inc. .......................... 8,726 1,283,507
Garmin Ltd. ............................. 5,436 1,271,589
NVR, Inc.
(a)
............................. 88 537,222
PulteGroup, Inc. ......................... 6,430 759,898
3,852,216
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 7,971 762,267
Clorox Co. (The) ......................... 4,032 362,961
Colgate-Palmolive Co. ..................... 25,435 2,292,456
Kimberly-Clark Corp. ...................... 11,093 1,082,677
Procter & Gamble Co. (The) ................. 77,595 11,139,538
15,639,899
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 17,576 2,691,413
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 31,108 4,463,065
a
Insurance  —  1 .6%
Aflac, Inc. .............................. 15,472 1,739,362
Allstate Corp. (The) ....................... 8,617 1,775,877
Arch Capital Group Ltd.
(a)
................... 11,591 1,035,540
Hartford Insurance Group, Inc. (The) ............ 9,177 1,166,672
Marsh & McLennan Companies, Inc. ............ 16,077 2,571,838
MetLife, Inc. ............................ 18,495 1,529,352
Principal Financial Group, Inc. ................ 7,343 760,882
Progressive Corp. (The) .................... 19,520 3,716,608
Prudential Financial, Inc. .................... 11,575 1,164,908
Travelers Companies, Inc. (The) ............... 7,096 2,071,251
Willis Towers Watson PLC ................... 3,178 793,451
18,325,741
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Interactive Media & Services  —  11 .6%
Alphabet, Inc. , Class A ..................... 194,278 $ 73,891,694
Alphabet, Inc. , Class C , NVS ................. 154,244 58,062,069
131,953,763
IT Services  —  1 .2%
Accenture PLC , Class A .................... 20,489 3,832,877
International Business Machines Corp. .......... 31,302 9,321,736
Twilio, Inc. , Class A
(a)
...................... 4,803 915,644
14,070,257
a
Life Sciences Tools & Services  —  0 .8%
Agilent Technologies, Inc. ................... 9,397 1,273,575
Danaher Corp. .......................... 21,254 3,882,468
IQVIA Holdings, Inc.
(a)
...................... 5,627 1,025,296
Mettler-Toledo International, Inc.
(a)
............. 681 803,975
Waters Corp.
(a)
.......................... 3,283 1,259,260
West Pharmaceutical Services, Inc. ............ 2,411 778,295
9,022,869
a
Machinery  —  2 .3%
Caterpillar, Inc. .......................... 15,526 13,598,758
CNH Industrial N.V. ....................... 28,976 295,845
Cummins, Inc. ........................... 4,611 2,981,611
Deere & Co. ............................ 8,112 4,398,164
Dover Corp. ............................ 4,542 959,997
Fortive Corp. ............................ 9,503 554,215
Graco, Inc. ............................. 5,481 413,541
IDEX Corp. ............................. 2,472 521,172
Ingersoll Rand, Inc. ....................... 13,089 937,696
Pentair PLC ............................ 5,395 382,182
Xylem, Inc. ............................. 8,088 885,959
25,929,140
a
Media  —  0 .1%
Fox Corp. , Class A , NVS .................... 6,697 428,072
Fox Corp. , Class B ........................ 4,499 258,198
686,270
Metals & Mining  —  0 .6%
Newmont Corp. .......................... 36,037 3,957,223
Nucor Corp. ............................ 7,411 1,852,750
Steel Dynamics, Inc. ....................... 4,632 1,205,015
7,014,988
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 23,972 523,788
a
Multi-Utilities  —  0 .4%
CMS Energy Corp. ........................ 10,278 745,875
Consolidated Edison, Inc. ................... 12,294 1,298,615
NiSource, Inc. ........................... 16,079 743,171
Sempra ............................... 21,718 1,935,725
4,723,386
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ...................... 6,837 1,537,368
Marathon Petroleum Corp. .................. 9,827 2,444,663
ONEOK, Inc. ............................ 21,024 1,764,755
Phillips 66 .............................. 13,356 2,349,053
Targa Resources Corp. ..................... 6,989 1,782,684
Valero Energy Corp. ....................... 9,976 2,442,324
Williams Companies, Inc. (The) ............... 40,806 2,913,140
15,233,987
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 5,408 446,052
a
Security Shares Value
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 8,285 $ 736,951
Kenvue, Inc. ............................ 63,593 1,098,887
1,835,838
a
Pharmaceuticals  —  5 .6%
Bristol-Myers Squibb Co. .................... 68,132 3,895,788
Eli Lilly & Co. ........................... 26,799 29,612,895
Johnson & Johnson ....................... 80,374 18,110,673
Merck & Co., Inc. ......................... 82,439 9,787,158
Royalty Pharma PLC , Class A ................ 13,717 764,860
Zoetis, Inc. , Class A ....................... 14,032 1,090,146
63,261,520
a
Professional Services  —  0 .6%
Automatic Data Processing, Inc. ............... 13,405 2,973,765
Broadridge Financial Solutions, Inc. ............ 3,861 593,513
Jacobs Solutions, Inc. ...................... 3,919 469,731
Paychex, Inc. ........................... 10,720 1,039,626
TransUnion ............................. 6,402 458,127
Verisk Analytics, Inc. , Class A ................. 4,371 764,881
6,299,643
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 9,849 1,231,519
a
Semiconductors & Semiconductor Equipment  —  20 .4%
Advanced Micro Devices, Inc.
(a)
............... 54,404 28,077,905
Analog Devices, Inc. ....................... 16,291 6,742,030
Applied Materials, Inc. ..................... 26,482 11,918,489
First Solar, Inc.
(a)
......................... 3,420 1,049,222
Lam Research Corp. ...................... 41,677 13,260,788
Marvell Technology, Inc. .................... 28,451 5,832,455
NVIDIA Corp. ........................... 770,336 162,648,743
NXP Semiconductors N.V. ................... 8,432 2,709,623
232,239,255
a
Software  —  12 .5%
Adobe, Inc.
(a)
............................ 13,488 3,496,224
Atlassian Corp. , Class A
(a)
................... 5,623 605,091
Autodesk, Inc.
(a)
.......................... 7,043 1,629,116
Cadence Design Systems, Inc.
(a)
.............. 9,213 3,454,230
Fair Isaac Corp.
(a)
......................... 772 965,456
Intuit, Inc. .............................. 9,250 3,066,653
Microsoft Corp. .......................... 235,401 105,986,946
Palo Alto Networks, Inc.
(a)
................... 27,063 7,623,376
PTC, Inc.
(a)
............................. 3,927 544,793
Salesforce, Inc. .......................... 26,616 5,086,318
ServiceNow, Inc.
(a)
........................ 34,905 4,341,135
Synopsys, Inc.
(a)
......................... 6,073 2,888,440
Trimble, Inc.
(a)
........................... 7,856 443,157
Workday, Inc. , Class A
(a)
.................... 7,071 1,033,710
Zscaler, Inc.
(a)
........................... 3,477 485,841
141,650,486
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 15,562 2,909,471
Crown Castle, Inc. ........................ 14,551 1,331,416
Digital Realty Trust, Inc. .................... 11,466 2,178,540
Equinix, Inc. ............................ 3,291 3,514,920
Iron Mountain, Inc. ........................ 9,927 1,273,138
SBA Communications Corp. , Class A ............ 3,544 719,999
Weyerhaeuser Co. ........................ 24,103 590,765
12,518,249
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialty Retail  —  2 .8%
AutoZone, Inc.
(a)
......................... 550 $ 1,614,355
Best Buy Co., Inc. ........................ 6,602 514,626
Burlington Stores, Inc.
(a)
.................... 2,103 681,014
Carvana Co. , Class A
(a)
..................... 21,472 1,567,456
Dick's Sporting Goods, Inc. .................. 2,021 459,919
Home Depot, Inc. (The) .................... 33,236 10,540,465
Lowe's Companies, Inc. .................... 18,689 4,006,174
O'Reilly Automotive, Inc.
(a)
................... 28,040 2,436,115
Ross Stores, Inc. ......................... 10,488 2,430,384
TJX Companies, Inc. (The) .................. 36,862 5,704,395
Tractor Supply Co. ........................ 17,652 556,568
Ulta Beauty, Inc.
(a)
........................ 1,465 745,465
Williams-Sonoma, Inc. ..................... 3,963 806,748
32,063,684
a
Technology Hardware, Storage & Peripherals  —  1 .4%
Hewlett Packard Enterprise Co. ............... 44,302 1,906,758
NetApp, Inc. ............................ 6,602 1,150,663
Seagate Technology Holdings PLC ............. 7,289 6,412,862
Western Digital Corp. ...................... 11,547 6,133,882
15,604,165
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Deckers Outdoor Corp.
(a)
.................... 4,796 546,025
Lululemon Athletica, Inc.
(a)
................... 3,318 435,255
981,280
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 6,481 1,464,511
United Rentals, Inc. ....................... 2,113 2,103,851
WW Grainger, Inc. ........................ 1,461 1,803,225
5,371,587
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 6,485 $ 799,406
a
a
Total Common Stocks — 99.8%
(Cost: $ 757,593,173 ) ................................ 1,133,489,886
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 7,368 74
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 74
Total Long-Term Investments — 99.8%
(Cost: $ 757,593,173 ) ................................ 1,133,489,960
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 1,624,690 1,624,690
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,624,690 ) .................................. 1,624,690
Total Investments — 99.9%
(Cost: $ 759,217,863 ) ................................ 1,135,114,650
Other Assets Less Liabilities — 0 .1% ..................... 712,452
Net Assets — 100.0% ................................. $ 1,135,827,102
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 1,046,315 $ — $ (1,046,151)
(b)
$ 109 $ (273) $ — — $ 2,206
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 756,728 867,962
(b)
— — — 1,624,690 1,624,690 33,468 —
BlackRock, Inc. ... 5,046,206 806,301 (303,716) 71,331 (464,238) 5,155,884 4,925 76,266 —
$ — $ 71,440 $ (464,511)
$ 6,780,574
$ 111,940 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 6 06/18/26 $ 2,279 $ 161,231
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,133,489,886 $ — $ — $ 1,133,489,886
Rights ................................................ — 74 — 74
Short-Term Securities
Money Market Funds ...................................... 1,624,690 — — 1,624,690
$ 1,135,114,576 $ 74 $ — $ 1,135,114,650
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 161,231 $ — $ — $ 161,231
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust